Application of New Amended and Revised Standards and Interpretations - Schedule of New Amended or Revised Standards and Interpretations (Details)	12 Months Ended
Dec. 31, 2018
Annual Improvements to IFRSs 2015-2017 Cycle
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Annual Improvements to IFRSs 2015-2017 Cycle
Effective Date Announced by IASB	Jan. 01, 2019
Amendments To IFRS9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 9 “Prepayment Features with Negative Compensation”
Effective Date Announced by IASB	Jan. 01, 2019
IFRS 16
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRS 16 “Leases”
Effective Date Announced by IASB	Jan. 01, 2019
Amendments To IAS 19
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”
Effective Date Announced by IASB	Jan. 01, 2019
Amendments To IAS 28
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”
Effective Date Announced by IASB	Jan. 01, 2019
IFRIC 23
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRIC 23 “Uncertainty over Income Tax Treatments”
Effective Date Announced by IASB	Jan. 01, 2019
Amendments To IFRS 3
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 3 “Definition of a Business”
Effective Date Announced by IASB	Jan. 01, 2020
Amendments To IFRS 10 And IAS 28
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”
IFRS 17
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRS 17 “Insurance Contracts”
Effective Date Announced by IASB	Jan. 01, 2021
Amendments To IAS 1 And IAS 8
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1 and IAS 8 “Definition of Material”
Effective Date Announced by IASB	Jan. 01, 2020